PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

28   PARENT ONLY FINANCIAL INFORMATION

The following condensed parent company financial information of GDS Holdings has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and the consolidated VIEs. As of December 31, 2022, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of GDS Holdings, except for those, which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2021	2022
Assets

Current assets
Cash	3,288,955	760,716
Restricted cash	1,944,589	20,402
Prepaid expenses	10,836	9,698
Other current assets	4,720	2,422
Total current assets	5,249,100	793,238
Investment, loans and amounts due from subsidiaries and consolidated VIEs	25,260,616	30,891,361
Other non-current assets	777	184
Total assets	30,510,493	31,684,783

Liabilities, Mezzanine Equity and Shareholders’ Equity

Current liabilities
Short-term borrowings	3,148,188	1,045,252
Convertible bonds payable, current	-	2,083,829
Accounts payable	899	1,188
Accrued expenses and other payables	32,395	49,670
Due to subsidiaries	849	141,798
Total current liabilities	3,182,331	3,321,737
Convertible bonds payable	1,895,846	4,294,985
Total liabilities	5,078,177	7,616,722

Mezzanine equity
Redeemable preferred shares (US$ 0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2021 and 2022; Redemption value of RMB958,480 and RMB1,047,012 as of December 31, 2021 and 2022, respectively; Liquidation preference of RMB1,269,027 and RMB1,047,012 as of December 31, 2021 and 2022, respectively)	958,480	1,047,012
Total mezzanine equity	958,480	1,047,012

Shareholders’ equity
Ordinary shares (US$ 0.00005 par value; 2,002,000,000 authorized; 1,427,590,059 and 1,456,842,655 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2021 and 2022)	507	516
Additional paid-in capital	28,983,330	29,048,598
Accumulated other comprehensive loss	(599,186)	(848,360)
Accumulated deficit	(3,910,815)	(5,179,705)
Total shareholders’ equity	24,473,836	23,021,049
Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	30,510,493	31,684,783

Condensed Statements of Operations

	Years ended December 31,
	2020	2021	2022

Net revenue	—	—	13,852
Cost of revenue	(94,312)	(116,151)	(102,565)
Gross loss	(94,312)	(116,151)	(88,713)

Operating expenses
Selling and marketing expenses	(58,649)	(54,768)	(42,647)
General and administrative expenses	(224,934)	(285,077)	(232,832)
Research and development expenses	(4,596)	(8,096)	(5,294)
Loss from operations	(382,491)	(464,092)	(369,486)

Other income (expenses):
Interest income	18,641	25,215	5,593
Interest expenses	(155,605)	(95,313)	(207,510)
Equity in loss of subsidiaries and consolidated VIEs	(144,153)	(653,251)	(697,277)
Others, net	(2,799)	223	(210)
Loss before income taxes	(666,407)	(1,187,218)	(1,268,890)

Income tax expenses	—	—	—
Net loss	(666,407)	(1,187,218)	(1,268,890)

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2020	2021	2022

Net loss	(666,407)	(1,187,218)	(1,268,890)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax	(386,951)	(159,551)	(249,174)
Comprehensive loss	(1,053,358)	(1,346,769)	(1,518,064)

Condensed Statements of Cash Flows

	Years ended December 31,
	2020	2021	2022

Operating activities:
Net cash used in operating activities	(45,269)	(83,019)	(68,391)

Investing activities:
Investment, loans and advances to subsidiaries	(4,940,005)	(9,935,432)	(6,312,513)
Net cash used in investing activities	(4,940,005)	(9,935,432)	(6,312,513)

Financing activities:
Proceeds from short-term borrowings	—	3,187,850	4,218,790
Repayment of short-term borrowings	—	—	(6,555,105)
Payment of issuance cost and commitment cost of debts	(56,587)	(40,645)	(26,465)
Repayment of long-term borrowings	(657,820)	—	—
Proceeds from exercise of stock options	78,748	2,082	—
Net proceeds from issuance of ordinary shares	15,974,517	—	—
Proceeds from issuance of convertible bonds	—	—	3,917,036
Payment of redeemable preferred shares dividends	(65,489)	(49,221)	(51,578)
Net cash provided by financing activities	15,273,369	3,100,066	1,502,678

Effect of exchange rate changes on cash and restricted cash	(563,459)	(160,320)	425,800

Net increase (decrease) in cash and restricted cash	9,724,636	(7,078,705)	(4,452,426)
Cash and restricted cash at beginning of year	2,587,613	12,312,249	5,233,544

Cash and restricted cash at end of year	12,312,249	5,233,544	781,118

Supplemental disclosures of cash flow information
Interest paid	92,509	38,243	143,847

Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	10,089	11,147	13,719
Conversion of convertible bonds	65	—	—